STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended		24 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the period	$ (7,690)	$ (15,093)	$ (25,383)
Change in non-cash working capital items:
Increase (decrease) in prepaid expenses	0	5,000	0
Increase in accrued expenses	723	6,383	7,116
NET CASH (USED IN) OPERATING ACTIVITIES	(6,967)	(3,710)	(18,267)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of stock	0	0	11,000
Proceeds from note payable - related party	8,456	0	10,056
NET CASH PROVIDED BY FINANCING ACTIVITIES	8,456	0	21,056
NET INCREASE (DECREASE) IN CASH	1,499	(3,710)	2,789
CASH, BEGINNING OF PERIOD	1,290	5,000	0
CASH, END OF PERIOD	2,789	1,290	2,789
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid	0	0	0
Income taxes paid	$ 0	$ 0	$ 0